Stock-based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Non-vested options, beginning	5,026	431,368
Granted	467,617	2,292,539
Vested	(339,310)	2,464,232
Forfeited or cancelled	0	(254,649)
Non-vested options, ending	133,333	5,026
Weighted-average grant date fair value, beginning	$ 3.65	$ 2.99
Granted	1.08	2.45
Vested	1.01	2.47
Forfeited or cancelled	.00	3.75
Weighted-average grant date fair value, ending	$ 1.20	$ 3.65